SCHEDULE OF STOCK OPTIONS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding | shares	2	3	3
Weighted Average Exercise Price | $ / shares	$ 190,593	$ 181,505	$ 181,505
Number of options outstanding granted | shares
Weighted Average Exercise Price granted | $ / shares
Number of stock options, expired/cancelled | shares	(1)		(1)
Weighted average exercise price, expired | $ / shares	$ (242,586)	$ (163,328)	$ (163,328)
Number of stock options outstanding, ending balance | shares	1		2
Weighted Average Exercise Price | $ / shares	$ 138,600		$ 190,593
Agent options [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding | shares	26	26	26
Weighted Average Exercise Price | $ / shares	$ 142,563	$ 19,872	$ 19,872
Number of stock options, expired/cancelled | shares	(1)
Weighted average exercise price, expired | $ / shares	$ (3,452,400)
Number of stock options outstanding, ending balance | shares	25		26
Weighted Average Exercise Price | $ / shares	$ 54,464		$ 142,563